(LOSS) PER SHARE (Details 1) - shares	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stock options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,201,400	868,000
Restricted stock units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	378,740	243,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	33,888	49,701